Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2018
REVENUE AND OTHER OPERATING INCOME
Revenue and Other Operating Income

28.  REVENUE AND OTHER OPERATING INCOME.

The detail of revenues for the years ended December 31, 2018, 2017 and 2016, is as follows:

	For the years ended December 31,
	2018	2017	2016
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	2,202,078,088	2,262,090,558	2,312,643,619
Generation	1,034,975,160	1,082,749,256	1,141,725,803
Regulated customers	643,494,066	726,166,640	805,079,958
Non-regulated customers	357,725,928	285,623,737	234,641,908
Spot market sales	33,755,166	70,958,879	102,003,937
Distribution	1,167,102,928	1,179,341,302	1,170,917,816
Residential	455,840,910	435,769,231	431,610,828
Business	378,092,990	386,608,105	379,037,776
Industrial	209,252,478	225,736,231	229,878,875
Other consumers (1)	123,916,550	131,227,735	130,390,337
Other sales	123,345,383	107,362,797	73,607,457
Natural gas sales	103,717,558	91,652,707	64,443,715
Sales of products and services	19,627,825	15,710,090	9,163,742
Revenue from other services	84,936,988	114,648,227	129,592,804
Tolls and transmission	20,311,403	39,812,005	51,014,073
Metering equipment leases	5,024,944	4,945,609	4,555,779
Public lighting	12,181,969	13,449,852	12,660,894
Engineering and consulting services	10,027,472	3,414,472	14,304,336
Services for construction of junctions	14,711,796	15,514,433	14,359,194
Works in specific facilities and networks	8,425,251	13,932,537	21,397,176
Other services	14,254,153	23,579,319	11,301,352
Total Revenues	2,410,360,459	2,484,101,582	2,515,843,880

Other Operating Income	ThCh$	ThCh$	ThCh$
Commodity derivatives	9,819,777	20,328,649	10,794,682
Other income (2)	36,981,190	18,548,051	14,928,257
Total other income	46,800,967	38,876,700	25,722,939
(1)

For the year ended December 31, 2018, it includes revenues from energy sales to municipalities of ThCh$36,878,861; government entities of ThCh$20,246,633; agricultural sector entities of ThCh$6,173,077, and other of ThCh$60,617,979. For the year ended December 31, 2017, it includes revenues from energy sales to municipalities of ThCh$36,165,698; government entities of ThCh$20,080,121; agricultural sector entities of ThCh$5,811,319; and other of ThCh$69,170,597.

(2)

For the year ended December 31, 2018, this includes Central Tarapacá indemnization for ThCh$21,987,899,  (ThCh$0 for 2017), recovery of revenue from customers with unrecorded consumption for ThCh$2,847,740 (ThCh$1,968,203 for 2017), late payment income for ThCh$675,202  (ThCh$1,299,470 for 2017), and other income for ThCh$11,470,349 (ThCh$15,280,378 for 2017).